UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7803

Name of Registrant:	Vanguard Treasury Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2004 - August 31, 2005

Item 1:	Reports to Shareholders

Vanguard® Money Market Funds

> Annual Report

August 31, 2005

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

Vanguard Admiral™ Treasury Money Market Fund

> In the fiscal year ended August 31, 2005, the returns of the Vanguard Money Market Funds ranged from 2.1% for the Treasury Money Market Fund to 2.5% for the Prime Money Market Fund’s Institutional Shares.

> In August the Federal Reserve Board raised the target federal funds rate for the tenth consecutive time, to 3.50%. Money market yields have risen along with the Fed’s rate hikes.

> Excellent portfolio management and significant cost advantages have helped the Vanguard Money Market Funds to achieve peer-besting returns over both short- and long-term periods.

Contents

Your Fund's Total Returns	1

Chairman's Letter	2

Advisor's Report	7

Vanguard Prime Money Market Fund	8

Vanguard Federal Money Market Fund	25

Vanguard Treasury Money Market Fund	33

Vanguard Admiral Treasury Money Market Fund	40

Auditor's Report and Opinion	47

About Your Fund's Expenses	48

Trustees Renew Advisory Arrangement	50

Glossary	51

The People Who Govern Your Fund	52

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended August 31, 2005
	Vanguard Fund	Average Competing Fund[1]	SEC 7-Day Annualized Yield[2]: 8/31/2005

Prime Money Market Fund

Investor Shares	2.3%	1.7%	3.22%

Institutional Shares[3]	2.5	2.1	3.42

Federal Money Market Fund	2.3	1.7	3.22

Treasury Money Market Fund	2.1	1.6	3.05

Admiral Treasury Money Market Fund[4]	2.3	1.6	3.21

1  Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the Average U.S. Treasury Money Market Fund. For the Prime and Federal Money Market Funds, derived from data provided by Lipper Inc.; for the Treasury and Admiral Money Market Funds, data provided by iMoneyNet, Inc.
2  The yield of a money market fund more closely reflects the current earnings of the fund than its total return.
3  Minimum initial investment is $5 million.
4 Minimum initial investment is $50,000.

Chairman’s Letter

Dear Shareholder,

During the fiscal year ended August 31, 2005, yields of money market instruments rose in lockstep with the Federal Reserve Board’s continued increases in short-term interest rates. Total returns ranged from a low of 2.1% for the Treasury Money Market Fund to a high of 2.5% for the Prime Money Market Fund’s Institutional Shares1. Compared with the average results for their mutual fund peers, the returns of the Vanguard Money Market Funds were excellent.

The table on page 1 presents the total returns of our money market funds along with the peer-group averages. The table also shows each fund’s annualized SEC yield as of August 31. Each fund met its mandate to preserve principal (the share price of each held steady at $1, as is expected but not guaranteed), provide liquidity, and generate superior relative returns.

In the bond market, yields defied expectations

In the fixed income market, short-term interest rates rose sharply while longer-term rates declined, an unusual pattern. Since June 2004, the Federal Reserve Board has steadily boosted its target for the federal funds rate in an effort to preempt inflationary pressures. During the 12 months, the yield of the 3-month U.S. Treasury bill, which closely follows the Fed’s moves, rose from 1.58% to 3.50%.

1 This class of shares carries even lower expenses than the Investor Shares and is available for a minimum investment of $5 million.

In several prior rate-boosting cycles—1984, 1988, and 1994—the yields of long-term bonds also followed the Fed’s lead. During the 2005 fiscal year, however, long-term yields fell. Because bond prices move in the opposite direction from yields, this unexpected “flattening of the yield curve” meant weak total returns for shorter-term bonds and stronger returns for longer-term securities. Corporate bonds outperformed government issues, and the Lehman Brothers Aggregate Bond Index, a measure of the broad investment-grade bond market, returned 4.1% for the 12 months.

Stocks staged a stealth rally

During the fiscal year, the Dow Jones Wilshire 5000 Composite Index, a broad measure of U.S. stock prices, returned 15.9%, with periods of pronounced gains punctuated by stretches of weakness. Smaller stocks outpaced their larger counterparts, and international stocks, particularly those from emerging markets, delivered outstanding returns.

As oil prices touched all-time highs, energy-related stocks were, not surprisingly, among the best performers. (It’s worth noting that, in inflation-adjusted terms, energy prices remained well below their early-1980s peaks.) Financial services and auto-industry stocks were among the weaker performers. Banks and other lenders contended with a tricky interest rate environment, while the well-publicized financial woes of the auto giants and their suppliers weighed on their share prices.

Market Barometer	Average Annual Total Returns Periods Ended August 31, 2005
	One Year	Three Years	Five Years

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	4.1%	4.9%	7.0%

Lehman Municipal Bond Index	5.3	5.2	6.4

Citigroup 3-Month Treasury Index	2.4	1.5	2.4

Stocks

Russell 1000 Index (Large-caps)	14.6%	12.9%	-2.4%

Russell 2000 Index (Small-caps)	23.1	21.0	5.7

Dow Jones Wilshire 5000 Index (Entire market)	15.9	14.1	-1.6

MSCI All Country World Index ex USA (International)	27.1	20.5	2.6

CPI

Consumer Price Index	3.6%	2.8%	2.6%

The funds’ yields followed the Fed’s moves

As the Federal Reserve increased its target for short-term rates during the fiscal year, the yields of the Vanguard Money Market Funds followed steadily along. As I previously noted, each of the funds topped the average return of its peer group for the 12 months.

The variance in the funds’ returns primarily reflects incremental differences in risk exposure and cost within this group of low-risk, low-cost funds. Our largest fund, the Prime Money Market Fund, represents one end of the risk/reward spectrum. This fund typically invests more than half of its assets in high-quality, short-term corporate issues. Because corporate securities are viewed as riskier than government securities, they generally pay higher yields. (For the owners of Prime Institutional Shares—which require an initial investment of $5 million—the returns are enhanced even further by economies of scale that dramatically lower their operating costs.)

At the other end of the spectrum are the Treasury and Admiral Treasury Money Market Funds. Both funds invest only in Treasury bills or other securities backed by the “full faith and credit” of the U.S. government—securities that are viewed as virtually risk-free and therefore are typically the lowest-yielding money market instruments. In the middle is the Federal Money Market Fund, which seeks to improve on the returns of an all-Treasury portfolio by investing in securities that—while of high quality—need not be backed by the government’s full faith and credit.

During the fiscal year, the funds’ advisor, Vanguard Fixed Income Group, kept the portfolios’ maturities relatively short,

Changes in Yields
	SEC 7-Day Annualized Yield
Money Market Fund	August 31, 2005	August 31, 2004

Prime

Investor Shares	3.22%	1.21%

Institutional Shares	3.42	1.44

Federal	3.22	1.23

Treasury	3.05	1.14

Admiral Treasury	3.21	1.32

Expense Ratios Your fund compared with its peer group
Money Market Fund	Fund Expense Ratio	Peer Group Expense Ratio[1]

Prime

Investor Shares	0.30%	0.80%

Institutional Shares	0.09	0.45

Federal	0.30	0.73

Treasury	0.30	0.71

Admiral Treasury	0.13	0.71

1 Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the Average U.S. Treasury Money Market Fund. Peer group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

positioning the funds to take prompt advantage of the higher yields paid by newly issued securities in the period.

The Treasury money market funds were an exception to this positioning. The advisor maintained longer average maturities in these portfolios to take advantage of the relatively large gap between shorter- and longer-term rates.

The table on page 4 shows the increases in the funds’ yields over the year.

The funds’ long-term performance has been excellent

Over time, the Vanguard Money Market Funds have delivered outstanding performance, an achievement that reflects two important factors: the investment-management skills of our Fixed Income Group and the funds’ extremely low expenses. The portfolio managers in the Fixed Income Group have demonstrated an ability to select the best mix of securities matching each fund’s investment mandate. The funds’ consistently low costs historically have meant that more of their returns went into shareholders’ accounts. (For more information on the funds’ expenses, see page 4.) In fact, as the table on page 6 shows, long-term investors in any of our money market funds would have fared better than investors in the corresponding average peer funds.

The table on page 6 shows the average annual returns for our funds and their average peers for the ten years ended August 31, 2005. It also shows the growth of hypothetical $10,000 investments in each ($50,000 for the Admiral Treasury Money Market Fund; $5,000,000 for the Prime Money Market Institutional Shares). In each case, our money market fund would have produced a higher total return than its average peer.

Diversification is essential in a wise investment plan

In investing, the key to reaching your destination is to carefully choose a diversified mix of stock, bond, and money market mutual funds that fits your goals, your time horizon, and your tolerance for risk. Such a balanced portfolio allows you to participate in the rewards offered by each asset class and helps mitigate the effects of the downturns that inevitably occur. Money market funds can play a special role within your portfolio, providing long-term diversification as well as a ready source of liquidity for short-term financial obligations.

Maintaining an emphasis on balance, steadiness, and a long-term plan can help you reach your financial goals. If you keep your investment expenses low and hold fast to a long-term investment program, you’ll be well positioned to experience steady growth.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer

September 15, 2005

Total Returns Ten Years Ended August 31, 2005	Average Annual Total Return		Final Value of a $10,000 Initial Investment[1]
Money Market Fund	Vanguard Fund	Average Competing Fund	Vanguard Fund	Average Competing Fund

Prime

Investor Shares	3.9%	3.3%	$14,618	$13,850

Institutional Shares	4.1	3.7	7,448,327	7,220,116

Federal	3.8	3.3	14,563	13,880

Treasury	3.6	3.2	14,262	13,748

Admiral Treasury	3.8	3.2	72,531	68,742

1 For Prime Money Market Fund Institutional Shares, final value of a $5 million initial investment; for Admiral Treasury Money Market Fund, final value of a $50,000 initial investment.

Advisor’s Report

During the 12 months ended August 31, 2005, the Vanguard Money Market Funds generated returns ranging from 2.1% for the Treasury Money Market Fund to 2.5% for the Institutional Shares of the Prime Money Market Fund.

The investment environment

During the past year, the yields of money market instruments climbed from all-time lows as the Federal Reserve Board steadily boosted its target for the federal funds rate. In June 2004, just before the start of fiscal year 2005, the Fed’s target was 1.00%. At the end of August 2005, the figure stood at 3.50%. The yields of the Vanguard Money Market Funds followed suit, rising from a little more than 1% at the start of the period to more than 3% at the close.

Fed officials have stated that even after the past year’s tightening,“the stance of monetary policy remains accommodative.” The Fed has not signaled any imminent change in its monetary strategy, and some analysts believed that the central bank would continue to boost short-term rates at its “measured pace” of 25-basis-point increments. (It did just that on September 20, a few weeks into our new fiscal year.)

The management of the funds

In both the Prime and Federal Money Market Funds, we maintained shorter-than-average maturities. This meant we could reinvest maturing issues more frequently, allowing the funds to benefit from the ongoing rise in market interest rates. In the Treasury Money Market Fund, by contrast, we maintained a longer average maturity to take advantage of the relative “steepness” of the U.S. Treasury yield curve—a spread between shorter- and longer-term Treasury bill yields that, in our opinion, makes a longer average maturity advantageous. We employed the same strategy for the Admiral Treasury Money Market Fund.

While both Treasury funds were invested exclusively in Treasury bills, in the other two funds we maintained broad diversification across money market instruments with superior credit quality. In the Prime Money Market Fund, we held Treasury and agency securities as well as highly rated and liquid bank obligations. In the Federal Money Market Fund, we held a broad selection of agency issues while diversifying into Treasuries to enhance the quality and liquidity of the portfolio.

Supply constraints have caused the spreads between various asset classes—Treasury bills and commercial paper, for example—to widen. The rate of Treasury bill issuance has declined because tax receipts have been stronger—and the budget deficit smaller—than anticipated. The supply of agency discount notes has also declined, reflecting reduced demand for short-term funding from government-sponsored enterprises (known as GSEs). In an environment of relatively wide interest rate spreads, we tend to favor higher-yielding assets such as bank certificates of deposit and commercial paper that adhere to our strict credit-quality and liquidity guidelines. We generally seek to add more Treasury and agency securities when spreads tighten.

David R. Glocke, Principal
Vanguard
Fixed Income Group

September 21, 2005

Prime Money Market Fund

Fund Profile
As of August 31, 2005

Financial Attributes

Yield

Investor Shares	3.2%

Institutional Shares	3.4%

Average Weighted Maturity	35 days

Average Quality[1]	Aa1

Expense Ratio

Investor Shares	0.30%

Institutional Shares	0.09%

Distribution by Credit Quality(1) (% of portfolio)

Aaa	39%

Aa	60

A	1

Sector Diversification (% of portfolio)

Banker's Acceptances	2%

Finance

Commercial Paper	33

Certificates of Deposit	36

Treasury/Agency	21

Other	8

1 Moody’s Investors Service.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance August 31, 1995–August 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended August 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Prime Money Market Fund Investor Shares	2.31%	2.34%	3.87%	$14,618

Citigroup 3-Month Treasury Index	2.36	2.39	3.78	14,499

Average Money Market Fund[1]	1.68	1.75	3.31	13,850

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment

Prime Money Market Fund Institutional Shares[2]	2.52%	2.55%	4.07%	$7,448,327

Citigroup 3-Month Treasury Index	2.36	2.39	3.78	7,249,483

Average Institutional Money Market Fund[1]	2.13	2.19	3.74	7,220,116

1 Returns for Average Money Market Fund and Average Institutional Money Market Fund are derived from data provided by Lipper Inc.
2 Prior to October 28, 1995, total returns are for Vanguard Institutional Money Market Portfolio. Note: See Financial Highlights tables on pages 22 and 23 for dividend information.

Prime Money Market Fund

Fiscal-Year Total Returns (%) August 31, 1995-August 31, 2005
Fiscal Year	Prime Money Market Fund Investor Shares	Average Fund[1]

1996	5.4	4.9

1997	5.4	4.8

1998	5.5	4.9

1999	5.0	4.4

2000	5.9	5.3

2001	5.4	4.8

2002	2.1	1.4

2003	1.1	0.6

2004	0.8	0.4

2005	2.3	1.7

SEC 7-Day Annualized Yield (8/31/2005): 3.22%

Average Annual Total Returns for periods ended June 30, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Prime Money Market Fund

Investor Shares	6/4/1975	1.96%	2.45%	0.00%	3.91%	3.91%

Institutional Shares[2]	10/3/1989	2.18	2.67	0.00	4.11	4.11

1 Returns for Average Money Market Fund and Average Institutional Money Market Fund are derived from data provided by Lipper Inc.
2 Prior to October 28, 1995, total returns are for Vanguard Institutional Money Market Portfolio. Note: See Financial Highlights tables on pages 22 and 23 for dividend information.

Prime Money Market Fund

Financial Statements

Statement of Net Assets
 As of August 31, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

U.S. Government and Agency Obligations (22.2%)
[2] Federal Home Loan Bank	3.337%	9/21/05	490,000	489,099
[2] Federal Home Loan Bank	3.419%	10/5/05	1,155,000	1,151,302
[2] Federal Home Loan Bank	3.439%	10/12/05	1,159,000	1,154,499
[2] Federal Home Loan Bank	3.546%	10/26/05	212,000	210,862
[2] Federal Home Loan Bank	3.620%	11/9/05	15,000	14,897
[2] Federal Home Loan Bank	3.655%-3.661%	11/16/05	438,888	435,528
[2] Federal Home Loan Bank	3.681%	11/18/05	327,000	324,414
[2] Federal Home Loan Bank	3.688%	11/23/05	56,504	56,028
[2] Federal Home Loan Mortgage Corp.	3.221%	9/6/05	55,000	54,976
[2] Federal Home Loan Mortgage Corp.	3.361%	9/20/05	66,050	65,934
[2] Federal Home Loan Mortgage Corp.	3.419%-3.424%	10/4/05	722,045	719,801
[2] Federal Home Loan Mortgage Corp.	3.546%	10/26/05	44,000	43,764
[2] Federal Home Loan Mortgage Corp.	3.585%	11/1/05	551,746	548,422
[2] Federal Home Loan Mortgage Corp.	3.623%-3.641%	11/8/05	404,090	401,347
[2] Federal Home Loan Mortgage Corp.	3.655%-3.661%	11/15/05	403,741	400,690
[2] Federal Home Loan Mortgage Corp.	3.693%	11/22/05	198,691	197,035
[2] Federal National Mortgage Assn	3.230%	9/7/05	350,000	349,813
[2] Federal National Mortgage Assn	3.429%	10/5/05	60,000	59,807
[2] Federal National Mortgage Assn	3.460%	10/12/05	216,035	215,191
[2] Federal National Mortgage Assn	3.500%	10/19/05	137,000	136,366
[2] Federal National Mortgage Assn	3.551%	10/26/05	177,000	176,048
[2] Federal National Mortgage Assn	3.582%-3.612%	11/2/05	1,211,080	1,203,655
[2] Federal National Mortgage Assn	3.633%	11/9/05	90,000	89,379
U.S. Treasury Bill	3.449%-3.469%	9/15/05	3,080,000	3,075,866
Total U.S. Government and Agency Obligations (Cost $11,574,723)				11,574,723

Prime Money Market Fund

Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

Commercial Paper (34.9%)
Finance--Auto (2.1%)
DaimlerChrysler Rev. Auto Conduit LLC	3.246%	9/1/05	90,049	90,049
DaimlerChrysler Rev. Auto Conduit LLC	3.275%	9/1/05	38,090	38,090
DaimlerChrysler Rev. Auto Conduit LLC	3.529%	9/7/05	43,520	43,494
DaimlerChrysler Rev. Auto Conduit LLC	3.528%	9/9/05	58,270	58,224
DaimlerChrysler Rev. Auto Conduit LLC	3.528%	9/9/05	29,000	28,977
DaimlerChrysler Rev. Auto Conduit LLC	3.529%	9/12/05	28,380	28,349
DaimlerChrysler Rev. Auto Conduit LLC	3.529%	9/13/05	20,000	19,977
DaimlerChrysler Rev. Auto Conduit LLC	3.398%-3.498%	9/19/05	218,606	218,229
DaimlerChrysler Rev. Auto Conduit LLC	3.621%	10/6/05	83,458	83,166
DaimlerChrysler Rev. Auto Conduit LLC	3.621%	10/6/05	58,867	58,661
DaimlerChrysler Rev. Auto Conduit LLC	3.669%	10/14/05	23,870	23,766
DaimlerChrysler Rev. Auto Conduit LLC	3.662%	10/17/05	40,000	39,814
Toyota Motor Credit	3.256%	9/1/05	95,000	95,000
Toyota Motor Credit	3.246%-3.379%	9/2/05	185,500	185,483
Toyota Motor Credit	3.388%	9/21/05	97,100	96,919
				1,108,198
Finance--Other (10.7%)
3 CRC Funding, LLC	3.460%	9/19/05	94,000	93,838
[3] CRC Funding, LLC	3.628%	10/6/05	21,590	21,514
[3] CRC Funding, LLC	3.558%	10/12/05	36,400	36,254
[3] CRC Funding, LLC	3.662%	10/18/05	48,800	48,568
[3] CRC Funding, LLC	3.672%	10/19/05	10,000	9,951
[3] CRC Funding, LLC	3.628%	10/20/05	25,000	24,878
[3] CRC Funding, LLC	3.674%	10/24/05	50,000	49,731
[3] CRC Funding, LLC	3.763%	11/15/05	94,500	93,766
[3] CRC Funding, LLC	3.765%	11/18/05	19,200	19,045
[3] Cafco, LLC	3.707%	11/2/05	42,000	41,734
[3] Cafco, LLC	3.704%	11/7/05	70,000	69,522
[3] Ciesco LLC	3.516%	9/19/05	22,405	22,366
[3] Ciesco LLC	3.628%	10/7/05	59,000	58,787
[3] Ciesco LLC	3.692%	11/3/05	100,000	99,360
General Electric Capital Corp.	3.388%	9/20/05	30,000	29,947
General Electric Capital Corp.	3.480%	10/3/05	475,000	473,543
General Electric Capital Corp.	3.551%	10/17/05	25,000	24,888
General Electric Capital Corp.	3.703%	10/31/05	390,000	387,608
[3] GovCo Inc.	3.348%	9/12/05	75,000	74,924
[3] GovCo Inc.	3.449%	9/16/05	25,000	24,964
[3] GovCo Inc.	3.434%	9/20/05	72,000	71,870
[3] GovCo Inc.	3.572%	10/17/05	25,000	24,887
[3] GovCo Inc.	3.693%	11/4/05	44,750	44,459
[3] GovCo Inc.	3.775%	11/21/05	95,500	94,696

Prime Money Market Fund

Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

3 IXIS Commercial Paper Corp.	3.267%	9/2/05	200,000	199,982
[3] IXIS Commercial Paper Corp.	3.258%	9/7/05	149,550	149,469
[3] IXIS Commercial Paper Corp.	3.357%	9/12/05	140,000	139,858
[3] IXIS Commercial Paper Corp.	3.438%	9/13/05	94,000	93,893
[3] IXIS Commercial Paper Corp.	3.438%	9/14/05	50,000	49,938
[3] IXIS Commercial Paper Corp.	3.457%-3.458%	9/15/05	120,000	119,839
[3] IXIS Commercial Paper Corp.	3.389%	9/22/05	50,000	49,902
[3] IXIS Commercial Paper Corp.	3.480%	10/4/05	100,000	99,684
[3] IXIS Commercial Paper Corp.	3.580%	10/19/05	46,600	46,379
[3] IXIS Commercial Paper Corp.	3.620%-3.668%	10/25/05	172,000	171,067
[3] KFW International Finance Inc.	3.235%-3.241%	9/1/05	240,000	240,000
[3] KFW International Finance Inc.	3.247%	9/6/05	170,000	169,924
[3] KFW International Finance Inc.	3.368%	9/7/05	55,000	54,969
[3] KFW International Finance Inc.	3.379%	9/12/05	295,000	294,697
[3] KFW International Finance Inc.	3.637%	11/2/05	324,000	321,988
Oesterreichische Kontrollbank	3.499%	9/8/05	100,000	99,932
Oesterreichische Kontrollbank	3.469%	10/3/05	76,940	76,705
[3] Old Line Funding Corp.	3.445%	9/8/05	60,414	60,374
[3] Old Line Funding Corp.	3.504%-3.529%	9/12/05	50,357	50,303
[3] Old Line Funding Corp.	3.522%	9/15/05	24,589	24,555
[3] Old Line Funding Corp.	3.534%	9/21/05	25,166	25,117
[3] Park Avenue Receivable Corp.	3.519%	9/7/05	14,568	14,559
[3] Park Avenue Receivable Corp.	3.520%	9/9/05	89,505	89,435
[3] Park Avenue Receivable Corp.	3.521%	9/14/05	70,000	69,911
[3] Park Avenue Receivable Corp.	3.611%	10/6/05	46,307	46,145
[3] Preferred Receivables Funding Co.	3.521%	9/13/05	127,625	127,476
[3] Preferred Receivables Funding Co.	3.521%	9/14/05	65,287	65,204
[3] Preferred Receivables Funding Co.	3.600%	10/6/05	101,595	101,241
State Street Corp.	3.520%	9/19/05	240,000	239,579
[3] Triple A One Funding Corp.	3.396%	9/1/05	56,293	56,293
[3] Triple A One Funding Corp.	3.461%-3.525%	9/2/05	48,247	48,242
[3] Triple A One Funding Corp.	3.530%	9/8/05	47,388	47,356
[3] Triple A One Funding Corp.	3.530%	9/14/05	22,428	22,399
[3] Triple A One Funding Corp.	3.621%	10/7/05	52,584	52,395
[3] Variable Funding Capital Corp.	3.531%	9/20/05	47,348	47,260
[3] Yorktown Capital LLC	3.408%	9/2/05	40,227	40,223
[3] Yorktown Capital LLC	3.541%	9/20/05	20,000	19,963
				5,567,356
Foreign Banks (17.3%)
ANZ (Delaware) Inc.	3.236%	9/2/05	200,000	199,982
ANZ (Delaware) Inc.	3.536%	10/14/05	335,000	333,598
ANZ (Delaware) Inc.	3.613%	10/28/05	20,000	19,887
ANZ (Delaware) Inc.	3.709%	11/9/05	250,000	248,239

Prime Money Market Fund

Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

ANZ (Delaware) Inc.	3.743%	11/14/05	11,600	11,512
ANZ (Delaware) Inc.	3.724%	11/15/05	200,000	198,463
CBA (Delaware) Finance Inc.	3.267%	9/6/05	60,000	59,973
CBA (Delaware) Finance Inc.	3.287%	9/7/05	225,000	224,878
CBA (Delaware) Finance Inc.	3.388%	9/20/05	112,000	111,801
CBA (Delaware) Finance Inc.	3.449%	9/26/05	44,000	43,896
CBA (Delaware) Finance Inc.	3.642%	11/1/05	19,000	18,884
CBA (Delaware) Finance Inc.	3.694%	11/8/05	455,200	452,053
CBA (Delaware) Finance Inc.	3.730%	11/15/05	66,000	65,492
CBA (Delaware) Finance Inc.	3.765%	11/21/05	20,000	19,832
Danske Corp.	3.511%	9/12/05	516,000	515,448
Danske Corp.	3.402%-3.539%	9/20/05	310,070	309,511
Danske Corp.	3.608%	10/28/05	99,850	99,285
Danske Corp.	3.747%	11/7/05	15,260	15,154
Dexia Delaware LLC	3.371%	9/13/05	126,000	125,860
Dexia Delaware LLC	3.499%	10/5/05	97,000	96,682
Dexia Delaware LLC	3.520%	10/11/05	431,056	429,384
Dexia Delaware LLC	3.531%	10/13/05	249,000	247,983
European Investment Bank	3.230%	9/1/05	297,000	297,000
HBOS Treasury Services PLC	3.277%	9/2/05	265,000	264,976
HBOS Treasury Services PLC	3.526%	10/12/05	164,352	163,698
HBOS Treasury Services PLC	3.597%	10/26/05	200,000	198,911
HBOS Treasury Services PLC	3.608%	10/28/05	395,000	392,764
ING (U.S.) Funding LLC	3.375%	9/9/05	78,550	78,492
ING (U.S.) Funding LLC	3.377%	9/14/05	77,000	76,907
ING (U.S.) Funding LLC	3.368%	9/15/05	45,000	44,942
ING (U.S.) Funding LLC	3.388%	9/20/05	40,000	39,929
ING (U.S.) Funding LLC	3.496%	10/6/05	40,000	39,865
ING (U.S.) Funding LLC	3.723%	11/10/05	70,000	69,498
Lloyds TSB Bank PLC	3.247%	9/6/05	292,000	291,869
Lloyds TSB Bank PLC	3.519%	9/20/05	308,000	307,430
Lloyds TSB Bank PLC	3.586%	10/24/05	500,000	497,383
National Australia Funding Delaware Inc.	3.489%-3.497%	9/1/05	563,500	563,500
National Australia Funding Delaware Inc.	3.496%	9/20/05	220,000	219,596
National Australia Funding Delaware Inc.	3.643%	10/6/05	254,400	253,502
Societe Generale N.A. Inc.	3.541%	10/13/05	32,000	31,869
Svenska Handelsbanken, Inc.	3.612%	10/5/05	94,000	93,681
Svenska Handelsbanken, Inc.	3.694%	11/10/05	435,000	431,904
UBS Finance (Delaware), Inc.	3.527%	10/3/05	10,111	10,080
UBS Finance (Delaware), Inc.	3.795%	11/23/05	10,000	9,913
Westpac Capital Corp.	3.368%	9/14/05	69,000	68,917
Westpac Capital Corp.	3.520%	10/11/05	150,000	149,418

Prime Money Market Fund

Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

Westpac Capital Corp.	3.699%	11/10/05	55,000	54,608
Westpac Trust Securities NZ Ltd.	3.256%	9/2/05	198,000	197,982
Westpac Trust Securities NZ Ltd.	3.267%	9/7/05	49,000	48,974
Westpac Trust Securities NZ Ltd.	3.367%	9/14/05	123,000	122,852
Westpac Trust Securities NZ Ltd.	3.520%	10/11/05	100,000	99,612
Westpac Trust Securities NZ Ltd.	3.577%	10/20/05	85,000	84,590
				9,052,459
Foreign Government (0.3%)
Caisse d'Amortissement de la Dette	3.567%	9/26/05	73,000	72,820
Caisse d'Amortissement de la Dette	3.578%	9/30/05	89,000	88,745
				161,565
Foreign Industrial (3.8%)
(3) Nestle Capital Corp.	3.379%	9/6/05	270,000	269,874
(3) Network Rail Finance PLC	3.323%	9/2/05	32,504	32,501
(3) Network Rail Finance PLC	3.277%	9/6/05	163,000	162,926
(3) Network Rail Finance PLC	3.377%	9/16/05	11,700	11,684
(3) Network Rail Finance PLC	3.398%	9/21/05	190,000	189,644
(3) Network Rail Finance PLC	3.418%	9/23/05	50,000	49,896
3 Network Rail Finance PLC	3.691%	11/7/05	90,000	89,387
(3) Network Rail Finance PLC	3.719%	11/14/05	92,100	91,402
Shell Finance (UK) PLC	3.365%	9/12/05	30,988	30,956
Shell Finance (UK) PLC	3.528%	10/11/05	45,000	44,825
(3) Total Capital	3.226%	9/1/05	490,000	490,000
(3) Total Capital	3.262%	9/7/05	523,000	522,718
(3) Total Capital	3.521%	9/19/05	20,000	19,965
				2,005,778
Industrial (0.7%)
Minnesota Mining & Manufacturing Corp.	3.476%	9/21/05	46,000	45,912
(3) Wal-Mart Stores, Inc.	3.632%	11/1/05	325,000	323,018
				368,930
Total Commercial Paper (Cost $18,264,286)				18,264,286
Certificates of Deposit (25.3%)
Certificates of Deposit—U.S. Banks (2.8%)
HSBC Bank USA	3.485%	10/5/05	95,000	95,000
HSBC Bank USA	3.770%	11/21/05	100,000	100,000
Wells Fargo Bank, NA	3.500%	9/19/05	1,277,100	1,277,100
				1,472,100
Yankee Certificates of Deposit—U.S. Branches (22.5%)
Abbey National PLC (New York Branch)	3.675%	10/24/05	200,000	200,000
Abbey National PLC (New York Branch)	3.670%	10/25/05	315,000	315,000
BNP Paribas (New York Branch)	3.290%	9/6/05	330,000	330,000

Prime Money Market Fund

Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

BNP Paribas (New York Branch)	3.530%	10/14/05	238,000	237,978
BNP Paribas (New York Branch)	3.590%	10/24/05	240,000	240,000
BNP Paribas (New York Branch)	3.650%	11/2/05	150,000	150,000
Bank of Montreal (Chicago Branch)	3.430%	9/19/05	296,000	296,000
Bank of Montreal (Chicago Branch)	3.480%	9/19/05	180,000	180,000
Bank of Montreal (Chicago Branch)	3.530%	9/20/05	205,000	205,000
Bank of Montreal (Chicago Branch)	3.520%	9/28/05	345,000	345,000
Bank of Nova Scotia (Portland Branch)	3.820%	12/1/05	97,000	97,000
Barclays Bank PLC (New York Branch)	3.685%	10/24/05	15,000	15,000
Calyon (New York Branch)	3.262%	9/6/05	420,000	420,000
Calyon (New York Branch)	3.660%	10/31/05	592,000	592,000
Deutsche Bank (New York Branch)	3.260%	9/2/05	67,000	67,000
Deutsche Bank (New York Branch)	3.690%	11/8/05	272,000	272,000
Deutsche Bank (New York Branch)	3.720%	11/9/05	445,000	445,000
Dexia Credit Local (New York Branch)	3.705%	11/9/05	220,000	220,000
Dexia Credit Local (New York Branch)	3.775%	11/22/05	175,000	175,000
Fortis Bank NV-SA (New York Branch)	3.270%	9/7/05	232,000	232,000
Fortis Bank NV-SA (New York Branch)	3.450%	9/19/05	294,500	294,500
Fortis Bank NV-SA (New York Branch)	3.440%	9/27/05	295,000	295,000
Fortis Bank NV-SA (New York Branch)	3.630%	10/31/05	96,500	96,500
Fortis Bank NV-SA (New York Branch)	3.670%	11/4/05	109,000	109,000
HSH Nordbank AG (New York Branch)	3.280%	9/6/05	250,000	250,000
HSH Nordbank AG (New York Branch)	3.300%	9/6/05	148,000	148,000
HSH Nordbank AG (New York Branch)	3.470%	9/29/05	421,000	421,000
Landesbank Baden-Wuerttemberg (New York Branch)	3.480%	10/3/05	243,000	243,000
Landesbank Baden-Wuerttemberg (New York Branch)	3.520%	10/11/05	455,000	455,000
Lloyds TSB Bank PLC (New York Branch)	3.605%	10/27/05	145,000	145,000
Lloyds TSB Bank PLC (New York Branch)	3.775%	11/23/05	50,000	50,000
Rabobank Nederland (New York Branch)	3.350%	9/15/05	494,000	494,000
Rabobank Nederland (New York Branch)	3.560%	10/18/05	572,000	572,000
Rabobank Nederland (New York Branch)	3.725%	11/15/05	223,000	223,000
Royal Bank of Canada (New York Branch)	3.275%	9/7/05	496,500	496,500
Royal Bank of Canada (New York Branch)	3.600%	10/25/05	365,000	365,000
Royal Bank of Scotland PLC (New York Branch)	3.415%	9/9/05	218,000	218,000
Royal Bank of Scotland PLC (New York Branch)	3.470%	9/19/05	75,000	75,000
Societe Generale (New York Branch)	3.800%	11/28/05	14,000	14,000
Svenska Handelsbanken, AB (New York Branch)	3.420%	9/13/05	497,000	497,000
UBS AG (Stamford Branch)	3.730%	11/15/05	40,000	40,000
UBS AG (Stamford Branch)	3.790%	11/28/05	1,200,000	1,200,000
				11,735,478
Total Certificates of Deposit (Cost $13,207,578)				13,207,578

Prime Money Market Fund

Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

Eurodollar Certificates of Deposit (13.0%)
ABN-AMRO Bank NV	3.390%	9/6/05	492,000	492,000
ABN-AMRO Bank NV	3.410%	9/7/05	517,000	517,000
Bank of Nova Scotia	3.530%	9/20/05	185,000	185,000
Barclays Bank PLC	3.430%	9/13/05	315,000	315,000
Barclays Bank PLC	3.515%	10/11/05	477,000	477,003
Barclays Bank PLC	3.615%	10/28/05	110,000	110,000
Barclays Bank PLC	3.690%	11/7/05	234,000	234,000
Barclays Bank PLC	3.830%	12/1/05	145,000	145,000
Deutsche Bank	3.755%	11/18/05	244,000	244,003
HSBC Bank PLC	3.545%	10/17/05	83,000	82,994
HSBC Bank PLC	3.680%	11/7/05	554,000	554,000
HSBC Bank PLC	3.777%	11/22/05	196,000	195,999
ING Bank NV	3.280%	9/6/05	130,000	130,000
ING Bank NV	3.290%	9/8/05	170,000	170,000
ING Bank NV	3.570%	10/20/05	70,000	70,000
ING Bank NV	3.610%	10/27/05	118,000	118,000
ING Bank NV	3.705%	10/31/05	200,000	200,000
Landesbank Hessen-Thueringen	3.275%	9/6/05	575,000	575,000
Royal Bank of Scotland PLC	3.410%	9/7/05	985,000	985,000
Societe Generale	3.260%	9/1/05	125,000	125,000
Societe Generale	3.300%	9/9/05	560,000	560,000
Societe Generale	3.680%	11/7/05	172,000	172,000
Societe Generale	3.750%	11/16/05	135,000	135,000
Total Eurodollar Certificates of Deposit (Cost $6,791,999)				6,791,999

Other Notes (1.6%)
Bank of America, N.A. Bank Notes	3.450%	9/16/05	200,000	200,000
Bank of America, N.A. Bank Notes	3.620%	10/25/05	385,000	385,000
Bank of America, N.A. Bank Notes	3.795%	11/28/05	250,000	250,000
Total Other Notes (Cost $835,000)				835,000

Repurchase Agreements (9.1%)

Bank of America Securities, LLC
(Dated 8/31/05, Repurchase Value $992,099,000,
collateralized by Federal Farm Credit Bank Discount
Note, 9/1/05-7/31/06, Federal Farm Credit Bank,
1.875%-6.600%, 3/15/06-9/28/18, Federal Home
Loan Bank Discount Note, 6/23/06, Federal Home
Loan Bank, 2.000%-7.625%, 9/15/05-6/12/15,
Federal Home Loan Mortgage Corp. Discount Note,
5/30/06-12/22/08, Federal Home Loan Mortgage
Corp., 1.875%-7.100%, 9/15/05-3/15/31,
Federal National Mortgage Assn. Discount Note,
3/23/06-9/23/14, Federal National Mortgage
Assn., 1.875%-7.250%, 9/15/05-5/15/30)	3.590	9/1/05	992,000	992,000

Prime Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

Barclays Capital, Inc.
(Dated 8/31/05, Repurchase Value $1,204,120,000,
collateralized by Federal Farm Credit Bank, 4.700%,
8/10/15, Federal Home Loan Bank Discount Note,
9/23/05, Federal Home Loan Bank, 2.875%-4.516%,
5/23/06-8/15/11, Federal Home Loan Mortgage Corp.
Discount Note, 9/20/05-3/27/06, Federal Home Loan
Mortgage Corp., 4.000%-4.500%, 8/17/07-1/15/13,
Federal National Mortgage Assn., 2.250%-5.375%,
5/15/06-11/15/11)	3.590%	9/1/05	1,204,000	1,204,000

Citigroup Global Markets Inc.
(Dated 8/31/05, Repurchase Value $415,738,000,
collateralized by Federal Farm Credit Bank,
1.800%-6.030%, 10/19/05-3/21/16,Federal Home
Loan Bank, 2.625%-7.625%, 5/15/06-1/15/10,
Federal Home Loan Mortgage Corp. Discount Note,
10/24/05-1/15/29, Federal Home Loan Mortgage
Corp.,2.375%-7.000%, 4/15/06-1/15/15, Federal
National Mortgage Assn. Discount Note,
9/14/05-7/15/15, Federal National Mortgage Assn.,
2.250%-5.500%, 10/15/05-4/15/14)	3.600%	9/1/05	415,696	415,696

Credit Suisse First Boston LLC
(Dated 8/31/05, Repurchase Value $401,040,000,
collateralized by Federal Farm Credit Bank Discount
Note, 10/3/05-1/6/06, Federal Home Loan Bank
Discount Note, 9/7/05-6/13/06, Federal Home
Loan Mortgage Corp. Discount Note, 9/27/05-4/4/06,
Federal National Mortgage Assn. Discount Note,
9/21/05-6/30/06)	3.600%	9/1/05	401,000	401,000

Deutsche Bank Securities, Inc.
(Dated 8/31/05, Repurchase Value $720,071,000,
collateralized by Federal Home Loan Bank,
2.375%-5.125%, 2/15/06-11/14/14, Federal Home
Loan Mortgage Corp. Discount Note, 11/29/05,
Federal Home Loan Mortgage Corp., 6.875%,
9/15/10, Federal National Mortgage Assn. Discount
Note, 2/8/06, Federal National Mortgage Assn.,
3.250%-5.250%, 6/15/06-5/15/09)	3.550%	9/1/05	720,000	720,000

JPMorgan Securities Inc.
(Dated 8/31/05, Repurchase Value $1,002,100,000,
collateralized by Federal Farm Credit Bank Discount
Note, 9/22/05-3/15/06, Federal Home Loan Bank
Discount Note, 9/1/05-2/15/06, Federal
Home Loan Mortgage Corp. Discount Note,
9/6/05-7/25/06, Federal National Mortgage
Assn. Discount Note, 9/1/05-6/30/06)	3.600%	9/1/05	1,002,000	1,002,000

Total Repurchase Agreements (Cost $4,734,696)				4,734,696

Total Investments (106.1%) (Cost $55,408,282)				$55,408,282

Prime Money Market Fund

Market Value• ($000)

Other Assets and Liabilities (-6.1%)

Other Assets--Note B	356,989

Payables for Investment Securities Purchased	(3,317,866)

Other Liabilities	(229,093)

(3,189,970)

Net Assets (100%)	52,218,312

At August 31, 2005, net assets consisted of:

Amount ($000)

Paid-in Capital	52,220,093

Undistributed Net Investment Income	--

Accumulated Net Realized Losses	(1,781)

Net Assets	52,218,312

Investor Shares--Net Assets
Applicable to 46,455,645,382 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	46,454,127

Net asset value per share--Investor Shares	$1.00

Institutional Shares--Net Assets
Applicable to 5,764,456,447 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	5,764,185

Net asset value per share--Institutional Shares	$1.00

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2005, the aggregate value of these securities was $6,488,169,000, representing 12.4% of net assets.

Prime Money Market Fund

Statement of Operations

Year Ended August 31, 2005
($000)

Investment Income

Income

Interest	1,291,378

Total Income	1,291,378

Expenses

The Vanguard Group--Note B

Investment Advisory Services	5,547

Management and Administrative

Investor Shares	117,346

Institutional Shares	3,083

Marketing and Distribution

Investor Shares	8,348

Institutional Shares	1,014

Custodian Fees	764

Auditing Fees	17

Shareholders' Reports

Investor Shares	674

Institutional Shares	6

Trustees' Fees and Expenses	75

Total Expenses	136,874

Net Investment Income	1,154,504

Realized Net Gain (Loss) on Investment Securities Sold	(1,317)

Unrealized Appreciation (Depreciation) of Investment Securities	--

Net Increase (Decrease) in Net Assets Resulting from Operations	1,153,187

Prime Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2005 ($000)	2004 ($000)
Increase (Decrease) In Net Assets

Operations

Net Investment Income	1,154,504	413,651

Realized Net Gain (Loss)	(1,317)	(1,958)

Change in Unrealized Appreciation (Depreciation)	--	--

Net Increase (Decrease) in Net Assets Resulting from Operations	1,153,187	411,693

Dividends from Net Investment Income

Investor Shares	(1,017,327)	(365,640)

Institutional Shares	(137,177)	(48,011)

Total Dividends	(1,154,504)	(413,651)

Capital Share Transactions--Investor Shares (at $1.00)

Issued	53,527,640	49,361,746

Issued in Lieu of Cash Distributions	989,557	354,616

Redeemed	(51,945,847)	(53,171,876)

Net Increase (Decrease)--Investor Shares	2,571,350	(3,455,514)

Capital Share Transactions--Institutional Shares (at $1.00)

Issued	6,082,949	7,804,958

Issued in Lieu of Cash Distributions	127,098	44,586

Redeemed	(5,746,955)	(6,844,040)

Net Increase (Decrease)--Institutional Shares	463,092	1,005,504

Total Increase (Decrease)	3,033,125	(2,451,968)

Net Assets

Beginning of Period	49,185,187	51,637,155

End of Period	52,218,312	49,185,187

Prime Money Market Fund

Financial Highlights

Prime Money Market Fund Investor Shares
	Year Ended August 31,				Dec. 1, 2000, to Aug. 31,	Year Ended Nov. 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001[1]	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.023	.008	.011	.021	.037	.060

Net Realized and Unrealized
Gain (Loss) on Investments	--	--	--	--	--	--

Total from Investment Operations	.023	.008	.011	.021	.037	.060

Distributions

Dividends from Net Investment Income	(.023)	(.008)	(.011)	(.021)	(.037)	(.060)

Distributions from Realized Capital Gains	--	--	--	--	--	--

Total Distributions	(.023)	(.008)	(.011)	(.021)	(.037)	(.060)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.31%	0.83%	1.12%	2.09%	3.78%	6.21%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$46,454	$43,884	$47,341	$49,784	$50,495	$45,719

Ratio of Total Expenses to
Average Net Assets	0.30%	0.30%	0.32%	0.33%	0.33%(2)	0.33%

Ratio of Net Investment Income to
Average Net Assets	2.29%	0.82%	1.12%	2.07%	4.92%(2)	6.04%

1 The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized.

Prime Money Market Fund

Prime Money Market Fund Institutional Shares
	Year Ended August 31,				Dec. 1, 2000, to Aug. 31,	Year Ended Nov. 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001[1]	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.025	.010	.013	.023	.039	.062

Net Realized and Unrealized
Gain (Loss) on Investments	--	--	--	--	--	--

Total from Investment Operations	.025	.010	.013	.023	.039	.062

Distributions

Dividends from Net Investment Income	(.025)	(.010)	(.013)	(.023)	(.039)	(.062)

Distributions from Realized Capital Gains	--	--	--	--	--	--

Total Distributions	(.025)	(.010)	(.013)	(.023)	(.039)	(.062)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.52%	1.05%	1.33%	2.31%	3.93%	6.39%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$5,764	$5,301	$4,296	$3,893	$3,850	$2,660

Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.11%	0.13%(2)	0.15%

Ratio of Net Investment Income to
Average Net Assets	2.51%	1.05%	1.32%	2.27%	5.03%(2)	6.24%

1 The fund’s fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized. See accompanying notes, which are an integral part of the financial statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income is accrued daily. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At August 31, 2005, the fund had contributed capital of $6,227,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 6.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the funds more closely than do the average annual returns.

Cumulative Performance August 31, 1995–August 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended August 31, 2005			Final Value
	One Year	Five Years	Ten Years	of a $10,000 Investment

Vanguard Federal Money Market Fund	2.26%	2.33%	3.83%	$14,563

Citigroup 3-Month Treasury Index	2.36	2.39	3.78	14,499

Average Government Money Market Fund(1)	1.73	1.80	3.33	13,880

Fiscal-Year Total Returns (%) August 31, 1995-August 31, 2005
Fiscal Year	Federal Money Market Fund Total Return	Average Fund[1] Total Return

1996	5.4%	4.9%

1997	5.3	4.8

1998	5.4	5.0

1999	4.9	4.4

2000	5.8	5.3

2001	5.4	4.8

2002	2.1	1.5

2003	1.1	0.7

2004	0.8	0.4

2005	2.3	1.7

SEC 7-Day Annualized Yield (8/31/2005): 3.22%

1 Returns for Average Government Money Market Fund are derived from data provided by Lipper Inc.

Federal Money Market Fund

Average Annual Total Returns for periods ended June 30, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Federal Money Market Fund	7/13/1981	1.92%	2.44%	0.00%	3.88%	3.88%

Fund Profile
As of August 31, 2005

Financial Attributes

Yield	3.2%

Average Weighted Maturity	35 days

Average Quality[1]	Aaa

Expense Ratio	0.30%

Distribution by Credit Quality[1] (% of portfolio)

Aaa	100%

Sector Diversification (% of portfolio)

Treasury/Agency	70%

Other	30

1 Moody’s Investors Service.
Note: See Financial Highlights table on page 31 for dividend information.

Federal Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

U.S. Government and Agency Obligations (74.7%)

[2] Federal Home Loan Bank	3.439%	10/12/05	961,000	957,268

[2] Federal Home Loan Bank	3.620%	11/9/05	123,831	122,979

[2] Federal Home Loan Bank	3.632%	11/14/05	200,256	198,774

[2] Federal Home Loan Bank	3.643%	11/16/05	83,950	83,310

[2] Federal Home Loan Mortgage Corp.	3.211%	9/6/05	395,000	394,824

[2] Federal Home Loan Mortgage Corp.	3.361%	9/20/05	74,000	73,870

[2] Federal Home Loan Mortgage Corp.	3.531%-3.535%	10/25/05	400,243	398,141

[2] Federal Home Loan Mortgage Corp.	3.625%-3.630%	11/8/05	118,381	117,576

[2] Federal Home Loan Mortgage Corp.	3.661%	11/15/05	105,000	104,206

[2] Federal National Mortgage Assn	3.230%	9/7/05	150,000	149,920

[2] Federal National Mortgage Assn	3.429%	10/5/05	290,000	289,069

[2] Federal National Mortgage Assn	3.613%	11/4/05	9,844	9,781

U.S. Treasury Bill	3.449%	9/15/05	385,000	384,484

U.S. Treasury Bill	3.185%	10/13/05	85,000	84,687

U.S. Treasury Bill	3.468%	11/3/05	500,000	496,990

U.S. Treasury Bill	3.500%	11/17/05	250,000	248,145

Total U.S. Government and Agency Obligations (Cost $4,114,024)				4,114,024

Repurchase Agreements (32.1%)

Barclays Capital Inc.
(Dated 8/31/05, Repurchase Value $529,053,000,
collateralized by Federal Home Loan Bank,
2.375%-2.875%, 4/5/06-8/15/06, Federal
Home Loan Mortgage Corp., 2.875%,
12/15/06, Federal National Mortgage Assn
Discount Note, 12/21/05, Federal National
Mortgage Assn., 6.000%, 5/15/11)	3.590%	9/1/05	529,000	529,000

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

Bank of America Securities, LLC
(Dated 8/31/05, Repurchase Value $433,043,000,
collateralized by Federal Farm Credit Bank Discount
Note, 7/24/06, Federal Home Loan Bank,
4.875%-6.715%, 8/15/06-6/29/09, Federal Home
Loan Mortgage Corp., 2.750%-4.875%,
8/15/06-11/15/13, Federal National Mortgage Assn.,
4.375%-7.250%, 10/15/06-11/15/30)	3.590	9/1/05	433,000	433,000

Citigroup Global Markets
(Dated 8/31/05, Repurchase Value $175,018,000,
collateralized by Federal Home Loan Bank Discount
Note, 9/28/05, Federal Home Loan Bank,
2.375%-5.375%, 8/15/06-1/18/08, Federal Home
Loan Mortgage Corp., 2.750%-3.750%,
10/15/06-4/15/07)	3.600	9/1/05	175,000	175,000

Credit Suisse First Boston LLC
(Dated 8/31/05, Repurchase Value $175,018,000,
collateralized by Federal Home Loan Bank Discount
Note, 9/7/05-11/23/05, Federal Home Loan Mortgage
Corp. Discount Note, 2/7/06, Federal National
Mortgage Assn. Discount Note, 9/26/05-12/21/05)	3.600	9/1/05	175,000	175,000

Deutsche Bank Securities Inc.
(Dated 8/31/05, Repurchase Value $18,926,000,
collateralized by Federal Farm Credit Bank,
3.375%,12/17/07)	3.550	9/1/05	18,924	18,924

JPMorgan Securities Inc.
(Dated 8/31/05, Repurchase Value $438,044,000,
collateralized by Federal Home Loan Mortgage Corp.
Discount Note, 12/12/05-8/22/06, Federal National
Mortgage Assn. Discount Note, 10/12/05-2/8/06)	3.600	9/1/05	438,000	438,000

Total Repurchase Agreements (Cost $1,768,924)				1,768,924

Total Investments (106.8%) (Cost $5,882,948)				5,882,948

Other Assets and Liabilities (-6.8%)

Other Assets--Note B	19,526

Payables for Investment Securities Purchased	(384,484)

Other Liabilities	(11,305)

(376,263)

Net Assets (100%)

Applicable to 5,506,729,734 outstanding $.001

par value shares of beneficial interest (unlimited authorization)	5,506,685

Net asset value per share	$1.00

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

Federal Money Market Fund

At August 31, 2005, net assets consisted of:
	Amount ($000)	Per Share

Paid-in Capital	5,506,741	$1.00

Undistributed Net Investment Income	--	--

Accumulated Net Realized Losses	(56)	--

Net Assets	5,506,685	$1.00

Statement of Operations

Year Ended August 31, 2005 ($000)

Investment Income

Income

Interest	139,822

Total Income	139,822

Expenses

The Vanguard Group--Note B

Investment Advisory Services	620

Management and Administrative	14,531

Marketing and Distribution	1,047

Custodian Fees	117

Auditing Fees	16

Shareholders' Reports	91

Trustees' Fees and Expenses	9

Total Expenses	16,431

Net Investment Income	123,391

Realized Net Gain (Loss) on Investment Securities Sold	(44)

Unrealized Appreciation (Depreciation) of Investment Securities	--

Net Increase (Decrease) in Net Assets Resulting from Operations	123,347

Federal Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	123,391	47,322

Realized Net Gain (Loss)	(44)	(146)

Change in Unrealized Appreciation (Depreciation)	--	--

Net Increase (Decrease) in Net Assets Resulting from Operations	123,347	47,176

Dividends from Net Investment Income	(123,391)	(47,322)

Capital Share Transactions (at $1.00)

Issued	4,174,291	3,997,574

Issued in Lieu of Cash Distributions	120,167	45,996

Redeemed	(4,363,020)	(4,757,203)

Net Increase (Decrease) from Capital Share Transactions	(68,562)	(713,633)

Total Increase (Decrease)	(68,606)	(713,779)

Net Assets

Beginning of Period	5,575,291	6,289,070

End of Period	5,506,685	5,575,291

Federal Money Market Fund

Financial Highlights

	Year Ended August 31,				Dec. 1, 2000, to Aug. 31,	Year Ended Nov. 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001[1]	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.022	.008	.011	.021	.037	.059

Net Realized and Unrealized
Gain (Loss) on Investments	--	--	--	--	--	--

Total from Investment Operations	.022	.008	.011	.021	.037	.059

Distributions

Dividends from Net Investment Income	(.022)	(.008)	(.011)	(.021)	(.037)	(.059)

Distributions from Realized Capital Gains--	--	--	--	--	--

Total Distributions	(.022)	(.008)	(.011)	(.021)	(.037)	(.059)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.26%	0.82%	1.11%	2.12%	3.78%	6.11%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$5,507	$5,575	$6,289	$6,794	$6,527	$5,495

Ratio of Total Expenses to
Average Net Assets	0.30%	0.30%	0.32%	0.33%	0.33%2	0.33%

Ratio of Net Investment Income to
Average Net Assets	2.23%	0.81%	1.11%	2.10%	4.92%2	5.94%

1 The fund’s fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized. See accompaning notes, which are an integral part of the financial statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income is accrued daily. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At August 31, 2005, the fund had contributed capital of $664,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.66% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance August 31, 1995–August 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended August 31, 2005
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment

Treasury Money Market Fund[1]	2.12%	2.19%	3.61%	$14,262

Citigroup 3-Month Treasury Index	2.36	2.39	3.78	14,499

iMoneyNet Money Fund Report's

Average 100% Treasury Fund	1.61	1.79	3.23	13,748

Fiscal-Year Total Returns (%) August 31, 1995-August 31, 2005
Fiscal Year	Treasury Money Market Fund[1]	Average Fund[2]

1996	5.2%	4.8%

1997	5.1	4.8

1998	5.1	4.8

1999	4.5	4.2

2000	5.4	5.0

2001	5.1	4.7

2002	2.0	1.6

2003	1.0	0.7

2004	0.7	0.4

2005	2.1	1.6

SEC 7-Day Annualized Yield (8/31/2005): 3.05%

1 Prior to December 2, 1996, known as the U.S. Treasury Portfolio.
2 Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.

Treasury Money Market Fund

Average Annual Total Returns for periods ended June 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Treasury Money Market Fund[1]	3/9/1983	1.80%	2.29%	0.00%	3.66%	3.66%

Fund Profile

As of August 31, 2005

Financial Attributes

Yield	3.1%

Average Weighted Maturity	55 days

Average Quality[2]	Aaa

Expense Ratio	0.30%

Distribution by Credit Quality(2) (% of portfolio)

Aaa	100%

Sector Diversification (% of portfolio)

Treasury	100%

1 Prior to December 2, 1996, known as the U.S. Treasury Portfolio.
2 Moody’s Investors Service. Note: See Financial Highlights table on page 38 for dividend information.

Treasury Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

U.S. Government Securities (107.0%)

U.S. Treasury Bill	2.919%-2.968%	9/1/05	341,974	341,977

U.S. Treasury Bill	2.990%-3.218%	9/8/05	299,944	299,784

U.S. Treasury Bill	3.454%	9/15/05	2,386	2,383

U.S. Treasury Bill	2.992%	9/22/05	277,983	277,501

U.S. Treasury Bill	3.393%	9/29/05	340,000	339,105

U.S. Treasury Bill	3.175%	10/6/05	455,000	453,607

U.S. Treasury Bill	3.185%	10/13/05	350,000	348,710

U.S. Treasury Bill	3.251%	10/20/05	766,196	762,833

U.S. Treasury Bill	3.368%	10/27/05	415,000	412,844

U.S. Treasury Bill	3.424%-3.473%	11/3/05	371,309	369,085

U.S. Treasury Bill	3.425%-3.427%	11/10/05	1,813	1,801

U.S. Treasury Bill	3.432%-3.500%	11/17/05	507,227	503,463

U.S. Treasury Bill	3.484%-3.501%	11/25/05	672,515	667,005

U.S. Treasury Bill	3.728%	2/9/06	100,000	98,363

Total U.S. Government Securities (Cost $4,878,461)				4,878,461

Other Assets and Liabilities (-7.0%)
Other Assets--Note B	28,190

Payables for Investment Securities Purchased	(339,105)
Other Liabilities	(9,912)

(320,827)

Net Assets (100%)

Applicable to 4,557,382,477 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	4,557,634

Net asset value per share	$1.00

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Treasury Money Market Fund

At August 31, 2005, net assets consisted of:
	Amount ($000)	Per Share

Paid-in Capital	4,557,402	$1.00

Undistributed Net Investment Income	--	--

Accumulated Net Realized Gains	232	--

Net Assets	4,557,634	$1.00

Statement of Operations

Year Ended August 31, 2005
($000)

Investment Income

Income

Interest	109,935

Total Income	109,935

Expenses

The Vanguard Group--Note B

Investment Advisory Services	517

Management and Administrative	12,106

Marketing and Distribution	870

Custodian Fees	55

Auditing Fees	14

Shareholders' Reports	81

Trustees' Fees and Expenses	7

Total Expenses	13,650

Net Investment Income	96,285

Realized Net Gain (Loss) on Investment Securities Sold	(239)

Unrealized Appreciation (Depreciation) of Investment Securities	--

Net Increase (Decrease) in Net Assets Resulting from Operations	96,046

Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	96,285	34,661

Realized Net Gain (Loss)	(239)	(66)

Change in Unrealized Appreciation (Depreciation)	--	--

Net Increase (Decrease) in Net Assets Resulting from Operations	96,046	34,595

Dividends from Net Investment Income	(96,285)	(34,661)

Capital Share Transactions (at $1.00)

Issued	3,999,075	4,091,422

Issued in Lieu of Cash Distributions	93,702	33,683

Redeemed	(4,162,837)	(4,456,391)

Net Increase (Decrease) from Capital Share Transactions	(70,060)	(331,286)

Total Increase (Decrease)	(70,299)	(331,352)

Net Assets

Beginning of Period	4,627,933	4,959,285

End of Period	4,557,634	4,627,933

Treasury Money Market Fund

Financial Highlights

	Year Ended August 31,				Dec. 1, 2000, to Aug. 31,	Year Ended Nov. 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001[1]	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.021	.007	.010	.020	.035	.056

Net Realized and Unrealized
Gain (Loss) on Investments	--	--	--	--	--	--

Total from Investment Operations	.021	.007	.010	.020	.035	.056

Distributions
Dividends from Net Investment Income	(.021)	(.007)	(.010)	(.020)	(.035)	(.056)

Distributions from Realized Capital Gains	--	--	--	--	--	--

Total Distributions	(.021)	(.007)	(.010)	(.020)	(.035)	(.056)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.12%	0.74%	1.03%	1.98%	3.58%	5.70%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$4,558	$4,628	$4,959	$4,822	$4,453	$4,107

Ratio of Total Expenses to
Average Net Assets	0.30%	0.30%	0.32%	0.33%	0.33%2	0.33%

Ratio of Net Investment Income to
Average Net Assets	2.10%	0.73%	1.03%	1.95%	4.68%2	5.53%

1 The fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized. See accompanying notes, which are an integral part of the financial statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income is accrued daily. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At August 31, 2005, the fund had contributed capital of $554,000 to Vanguard (included in Other Assets), representing 0.01% of the fund's net assets and 0.55% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance August 31, 1995-August 31, 2005
Initial Investment of $50,000

	Average Annual Total Returns Periods Ended August 31, 2005
	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment

Admiral Treasury Money Market Fund	2.29%	2.36%	3.79%	$72,531

Citigroup 3-Month Treasury Index	2.36	2.39	3.78	72,495

iMoneyNet Money Fund Report's

Average 100% Treasury Fund	1.61	1.79	3.23	68,742

Fiscal-Year Total Returns (%) August 31, 1995-August 31, 2005
Fiscal Year	Admiral Treasury Money Market Fund	Average Fund[1]

1996	5.3%	4.8%

1997	5.3	4.8

1998	5.3	4.8

1999	4.7	4.2

2000	5.5	5.0

2001	5.3	4.7

2002	2.1	1.6

2003	1.2	0.7

2004	0.9	0.4

2005	2.3	1.6

SEC 7-Day Annualized Yield (8/31/2005): 3.21%

1 Derived from iMoneyNet Money Fund Report's Average 100% Treasury Fund.

Admiral Treasury Money Market Fund

Average Annual Total Returns for periods ended June 30, 2005 This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Admiral Treasury Money Market Fund	12/14/1992	1.98%	2.47%	0.00%	3.83%	3.83%

Fund Profile
As of August 31, 2005

Financial Attributes

Yield	3.2%

Average Weighted Maturity	55 days

Average Quality[1]	Aaa

Expense Ratio	0.13%

Distribution by Credit Quality[1] (% of portfolio)

Aaa	100%

Sector Diversification (% of portfolio)

Treasury	100%

1 Moody’s Investors Service.
Note: See Financial Highlights table on page 45 for dividend information.

Admiral Treasury Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)

U.S. Government Securities (107.6%)

U.S. Treasury Bill	2.946%-2.960%	9/1/05	1,061,208	1,061,218

U.S. Treasury Bill	2.910%-3.358%	9/8/05	798,705	798,330

U.S. Treasury Bill	3.454%	9/15/05	23,741	23,709

U.S. Treasury Bill	2.992%-3.167%	9/22/05	1,443,519	1,440,972

U.S. Treasury Bill	3.393%	9/29/05	1,060,000	1,057,209

U.S. Treasury Bill	3.175%	10/6/05	1,344,968	1,340,849

U.S. Treasury Bill	3.185%	10/13/05	990,000	986,350

U.S. Treasury Bill	3.251%	10/20/05	1,723,888	1,716,321

U.S. Treasury Bill	3.368%-3.404%	10/27/05	1,309,658	1,302,850

U.S. Treasury Bill	3.424%-3.473%	11/3/05	1,074,959	1,068,513

U.S. Treasury Bill	3.425%-3.464%	11/10/05	25,044	24,877

U.S. Treasury Bill	3.432%-3.500%	11/17/05	1,560,532	1,548,955

U.S. Treasury Bill	3.499%-3.505%	11/25/05	2,139,556	2,122,026

U.S. Treasury Bill	3.728%	2/9/06	400,000	393,453

Total U.S. Government Securities (Cost $14,885,632)				14,885,632

Other Assets and Liabilities (-7.6%)

Other Assets--Note B	52,016

Payables for Investment Securities Purchased	(1,057,209)

Other Liabilities	(42,868)

(1,048,061)

Net Assets (100%)

Applicable to 13,838,570,827 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	13,837,571

Net asset value per share	$1.00

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Admiral Treasury Money Market Fund

At August 31, 2005, net assets consisted of:
	Amount ($000)	Per Share

Paid-in Capital	13,838,573	$1.00

Undistributed Net Investment Income	--	--

Accumulated Net Realized Losses	(1,002)	--

Net Assets	13,837,571	$1.00

Statement of Operations

Year Ended August 31, 2005
($000)

Investment Income

Income

Interest	329,819

Total Income	329,819

Expenses

The Vanguard Group--Note B

Investment Advisory Services	1,531

Management and Administrative	13,015

Marketing and Distribution	2,562

Custodian Fees	207

Auditing Fees	14

Shareholders' Reports	52

Trustees' Fees and Expenses	17

Total Expenses	17,398

Net Investment Income	312,421

Realized Net Gain (Loss) on Investment Securities Sold	(914)

Unrealized Appreciation (Depreciation) of Investment Securities	--

Net Increase (Decrease) in Net Assets Resulting from Operations	311,507

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	312,421	117,698

Realized Net Gain (Loss)	(914)	(514)

Change in Unrealized Appreciation (Depreciation)	--	--

Net Increase (Decrease) in Net Assets Resulting from Operations	311,507	117,184

Dividends from Net Investment Income	(312,421)	(117,698)

Capital Share Transactions (at $1.00)

Issued	14,687,464	13,206,791

Issued in Lieu of Cash Distributions	294,990	111,037

Redeemed	(14,414,113)	(13,176,473)

Net Increase (Decrease) from Capital Share Transactions	568,341	141,355

Total Increase (Decrease)	567,427	140,841

Net Assets

Beginning of Period	13,270,144	13,129,303

End of Period	13,837,571	13,270,144

Admiral Treasury Money Market Fund

Financial Highlights

	Year Ended August 31,				Feb. 1, 2001, to Aug. 31,	Year Ended Jan. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001[1]	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.023	.009	.012	.021	.026	.059

Net Realized and Unrealized
Gain (Loss) on Investments	--	--	--	--	--	--

Total from Investment Operations	.023	.009	.012	.021	.026	.059

Distributions

Dividends from Net Investment Income	(.023)	(.009)	(.012)	(.021)	(.026)	(.059)

Distributions from Realized Capital Gains	--	--	--	--	--	--

Total Distributions	(.023)	(.009)	(.012)	(.021)	(.026)	(.059)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.29%	0.91%	1.20%	2.15%	2.65%	6.07%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$13,838	$13,270	$13,129	$10,608	$7,851	$6,746

Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.14%	0.14%	0.15%(2)	0.15%

Ratio of Net Investment Income to
Average Net Assets	2.27%	0.91%	1.18%	2.09%	4.49%(2)	5.90%

1 The fund’s fiscal year-end changed from January 31 to August 31, effective August 31, 2001.
2 Annualized. See accompanying notes, which are an integral part of the financial statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income is accrued daily. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At August 31, 2005, the fund had contributed capital of $1,664,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.66% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Trustees of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund, Vanguard Treasury Money Market Fund and Vanguard Admiral Treasury Money Market Fund: In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund, Vanguard Treasury Money Market Fund and Vanguard Admiral Treasury Money Market Fund (the “Funds”) at August 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 7, 2005

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table at right illustrates your fund’s costs in two ways:

1. Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

2. Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 49 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus (the fee does not apply to the Prime Money Market Fund’s Institutional Shares). If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Six Months Ended August 31, 2005
Money Market Fund	Beginning Account Value 2/28/2005	Ending Account Value 8/31/2005	Expenses Paid During Period(1)

Based on Actual Fund Return

Prime

Investor Shares	$1,000.00	$1,014.11	$1.52

Institutional Shares	1,000.00	1,015.13	0.51

Federal	1,000.00	1,013.88	1.52

Treasury	1,000.00	1,013.02	1.52

Admiral Treasury	1,000.00	1,013.86	0.60

Based on Hypothetical 5% Yearly Return

Prime

Investor Shares	$1,000.00	$1,023.69	$1.53

Institutional Shares	1,000.00	1,024.70	0.51

Federal	1,000.00	1,023.69	1.53

Treasury	1,000.00	1,033.69	1.53

Admiral Treasury	1,000.00	1,024.55	0.66

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Prime Money Market Fund, 0.30% for Investor Shares and 0.10% for Institutional Shares; for the Federal Money Market Fund, 0.30%; for the Treasury Money Market Fund, 0.30%; for the Admiral Treasury Money Market Fund, 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees renew advisory arrangement

The board of trustees of Vanguard Prime Money Market Fund, Federal Money Market Fund, Treasury Money Market Fund, and Admiral Treasury Money Market Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $620 billion in assets (stocks and bonds). Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the Performance Summary pages of this report.

Cost

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The funds’ advisory fees were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase. The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Yield.     A snapshot of a fund’s interest income. The yield is expressed as a percentage of the fund’s net asset value. For money market funds, yield is based on income earned over the past seven days and is annualized, or projected forward for the coming year.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Chairman of the Board, Chief Executive Officer, and Trustee since May 1987 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/ consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from Vanguard.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, The Vanguard Group, Vanguard.com,
Admiral, Connect with Vanguard, and the ship logo
Direct Investor Account Services > 800-662-2739	are trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard's proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for "proxy voting guidelines," or by calling
the fund's current prospectus	Vanguard at 800-662-2739. They are also available from
the SEC's website, www.sec.gov. In addition, you may
obtain a free report on how the fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com or
www.sec.gov.

You can review and copy information about your fund
at the SEC's Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-942-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

(C) 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q300 102005

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2005: $14,000
Fiscal Year Ended August 31, 2004: $13,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended August 31, 2005: $2,152,740
Fiscal Year Ended August 31, 2004: $1,685,500

(b)     Audit-Related Fees.

Fiscal Year Ended August 31, 2005: $382,200
Fiscal Year Ended August 31, 2004: $257,800

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended August 31, 2005: $98,400
Fiscal Year Ended August 31, 2004: $76,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended August 31, 2005: $0
Fiscal Year Ended August 31, 2004: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2005: $98,400
Fiscal Year Ended August 31, 2004: $76,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

VANGUARD TREASURY FUND
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 19, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.